DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2019
DERIVATIVE LIABILITIES
Schedule of fair value of the derivative warrant liabilities on initial recognition and reporting/remeasurement dates

	2019	2018

Risk-free interest rate	3.31%	3.06%
Expected life	3.31 years	4.29 years
Expected annualized volatility	74.7%	68.0%
Dividend	—	—

Schedule of changes to derivative liabilities

Total

Balance, September 30, 2017	$170,743
Change in fair value	(151,095)

Balance, September 30, 2018	$19,648
Change in fair value	(1,469)

Balance, September 30, 2019	$18,179

Derivatives with expected life of less than one year	$—
Derivatives with expected life greater than one year	$18,179